Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2023
Trade and other receivables
Summary of trade and other receivables

	At 31 December
	2023	2022
	USD	USD
Trade receivables	3,991,175	8,816,368
Accrued income	2,001,030	3,719,488
Customer wallet receivables	715,955	1,595,542
Less: provision for expected credit losses	(2,328,308)	(2,465,258)
	4,379,852	11,666,140
Other receivables	948,025	3,149,292
	5,327,877	14,815,432

Summary of provision for expected credit losses

	2023	2022
	USD	USD
At 1 January	2,465,258	2,403,782
Charge to the consolidated statement of comprehensive income	535,340	873,442
Assets classified as held for sale	(672,290)	(811,966)
At 31 December	2,328,308	2,465,258